Borrowings - Senior and Ship Mortgage Notes Navios Holdings and Navios Logistics (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Oct. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Amount used for repayment of debt						$ 48,600
Gain/ (Loss) on bond and debt extinguishment	$ 6,464	$ 0	$ 6,464	$ 1,715		(981)	$ 29,187	$ 0
Dividends paid						0	3,681	$ 35,350
Dividends paid to the non controlling shareholders						25,323
Navios Logistics
Debt Instrument [Line Items]
Face amount at issuance date	166,853		$ 166,853
Minimum | Navios Logistics
Debt Instrument [Line Items]
Maturity date			Aug. 31, 2020
Maximum | Navios Logistics
Debt Instrument [Line Items]
Maturity date			Nov. 30, 2024
2022 Senior Secured Notes
Debt Instrument [Line Items]
Face amount at issuance date	$ 305,000		$ 305,000			$ 305,000
Issuance date/Date of agreement			Nov. 21, 2017			Nov. 21, 2017
Debt instrument, issuance price percentage			97.00%			97.00%
Fixed interest rate	11.25%		11.25%			11.25%
Gain/ (Loss) on bond and debt extinguishment						$ (2,695)
2022 Senior Secured Notes | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage			101.00%
2022 Senior Secured Notes | On or after November 21, 2017
Debt Instrument [Line Items]
Redemption price percentage			108.438%			108.438%
Senior Notes due 2019
Debt Instrument [Line Items]
Face amount at issuance date	$ 350,000		$ 350,000			$ 350,000
Issuance date/Date of agreement			Jan. 28, 2011			Jan. 28, 2011
Amount oustanding						$ 0	291,094
Fixed interest rate	8.125%		8.125%			8.125%
Repurchase of notes					$ 58,906
Repurchase of senior notes - cash consideration					30,671
Gain/ (Loss) on bond and debt extinguishment					$ 27,670
2022 Notes
Debt Instrument [Line Items]
Face amount at issuance date	$ 650,000		$ 650,000			$ 650,000
Issuance date/Date of agreement			Nov. 29, 2013			Nov. 29, 2013
Amount oustanding	$ 614,339		$ 614,339			$ 650,000	650,000
Fixed interest rate	7.375%		7.375%			7.375%
Repurchase of notes			$ 35,661
Repurchase of senior notes - cash consideration			28,796
Gain/ (Loss) on bond and debt extinguishment			$ 6,464
2022 Notes | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage			101.00%			101.00%
2022 Notes | On or after January 15, 2017
Debt Instrument [Line Items]
Redemption price percentage			105.531%			105.531%
2022 Logistics Senior Notes
Debt Instrument [Line Items]
Amount oustanding	$ 375,000		$ 375,000			$ 375,000	$ 375,000
2022 Logistics Senior Notes | Navios Logistics
Debt Instrument [Line Items]
Face amount at issuance date	$ 375,000		$ 375,000			$ 375,000
Issuance date/Date of agreement			Apr. 22, 2014			Apr. 22, 2014
Fixed interest rate	7.25%		7.25%			7.25%
Maturity date			May 01, 2022			May 01, 2022
Maximum dividend percentage						6.00%
2022 Logistics Senior Notes | Navios Logistics | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage			101.00%			101.00%
2022 Logistics Senior Notes | All subsidiaries of Navios Logistics
Debt Instrument [Line Items]
Percentage of ownership						100.00%
2022 Logistics Senior Notes | On or after May 1, 2017 | Navios Logistics
Debt Instrument [Line Items]
Redemption price percentage			105.438%			105.438%
Navios Logistics Alpha Bank Loan
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity						$ 14,000
Interest Rate						LIBOR (90 days) plus 315 basis points
Fixed interest rate						3.15%
Duration of loan						5 years
Repayment installments						20
Repayment frequency						quarterly
Balloon payment on the last repayment date						$ 7,000
Navios Logistics Term Loan B Facility
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity						$ 100,000
Interest Rate						LIBOR plus 475 basis points
Fixed interest rate						4.75%
Duration of loan						4 years
Debt amortization percentage						1.00%
Dividends paid						$ 70,000
Dividends paid to Navios Holdings						44,677
Dividends paid to the non controlling shareholders						$ 25,323
Line of credit facility issuance date						Nov. 03, 2017
Debt Instrument Collateral						5 tanker vessels